Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.4%)
Celanese US Holdings LLC 1.400%, 8/5/26	445,000	439
Corporacion Nacional del Cobre de Chile
3.000%, 9/30/29 §	870,000	816
3.625%, 8/1/27 §	200,000	198
Freeport-McMoRan, Inc.
4.125%, 3/1/28	153,000	152
4.375%, 8/1/28	95,000	94
5.250%, 9/1/29	180,000	182
International Flavors & Fragrances, Inc. 2.300%, 11/1/30 144A	75,000	67
Ma’aden Sukuk, Ltd.
5.250%, 2/13/30 144A	710,000	713
5.250%, 2/13/30 §	230,000	231
MEGlobal BV 2.625%, 4/28/28 §	420,000	393
Nutrien, Ltd. 4.900%, 3/27/28	240,000	242
The Sherwin-Williams Co. 4.550%, 3/1/28	440,000	442
SNF Group SACA 5.626%, 3/31/31 144A	535,000	541
Steel Dynamics, Inc. 4.000%, 12/15/28	985,000	974

Total		5,484

Communications (2.8%)
Advanced Info Service PCL 4.260%, 3/4/31 §	490,000	479
Airbnb, Inc.
4.400%, 3/16/29	365,000	365
4.650%, 3/16/31	110,000	110
Alphabet, Inc. 3.700%, 2/15/29	600,000	595
Amazon.com, Inc. 4.250%, 3/13/31	1,245,000	1,236
AT&T, Inc. 4.100%, 2/15/28	205,000	204
Cox Communications, Inc.
3.350%, 9/15/26 144A	235,000	234
3.500%, 8/15/27 144A	215,000	212
Crown Castle Towers LLC 4.241%, 7/15/48 144A	255,000	253
eBay, Inc. 3.600%, 6/5/27	1,035,000	1,026
KT Corp. 4.125%, 2/2/28 144A	200,000	199
Meta Platforms, Inc. 4.200%, 11/15/30	800,000	792
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	997
NTT Finance Corp. 4.620%, 7/16/28 144A	370,000	371
Orange SA 4.250%, 1/13/31 144A	525,000	515

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
Rogers Communications, Inc.
3.200%, 3/15/27	815,000	805
5.000%, 2/15/29	990,000	1,000
Uber Technologies, Inc. 4.500%, 8/15/29 144A	921,000	913
Verizon Communications, Inc. 2.100%, 3/22/28	851,000	817

Total		11,123

Consumer, Cyclical (4.6%)
American Honda Finance Corp. 5.650%, 11/15/28	675,000	691
AutoZone, Inc. 5.125%, 6/15/30	430,000	437
BMW US Capital LLC
4.400%, 3/19/29 144A	1,130,000	1,128
4.600%, 8/13/27 144A	970,000	973
CK Hutchison International 25, Ltd. 4.250%, 9/26/30 144A	590,000	586
Daimler Truck Finance North America LLC
4.150%, 1/12/29 144A	175,000	173
4.300%, 8/12/27 144A	370,000	369
5.125%, 9/25/27 144A	345,000	348
Darden Restaurants, Inc. 4.350%, 10/15/27	560,000	559
Delta Air Lines, Inc. 4.950%, 7/10/28	360,000	361
Dollar General Corp. 5.200%, 7/5/28	347,000	351
Ford Motor Credit Co. LLC
4.970%, 4/6/29	225,000	222
5.125%, 11/5/26	385,000	386
5.800%, 3/5/27	485,000	488
5.918%, 3/20/28	300,000	304
General Motors Financial Co., Inc.
5.050%, 4/4/28	405,000	409
5.350%, 7/15/27	373,000	377
5.400%, 4/6/26	300,000	300
5.400%, 5/8/27	393,000	396
Hyundai Capital America
4.250%, 1/8/29 144A	275,000	272
4.850%, 3/25/27 144A	455,000	457
4.875%, 6/23/27 144A	400,000	402
5.000%, 1/7/28 144A	465,000	468
5.250%, 1/8/27 144A	200,000	201
5.600%, 3/30/28 144A	350,000	356
LG Energy Solution, Ltd. 5.375%, 7/2/27 §	775,000	780
Lowe’s Companies, Inc. 4.800%, 4/1/26	385,000	385
Marriott International, Inc.
3.125%, 6/15/26	809,000	807
5.450%, 9/15/26	195,000	196
O’Reilly Automotive, Inc.
4.350%, 6/1/28	390,000	390
5.750%, 11/20/26	1,133,000	1,142

Short-Term Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Ross Stores, Inc. 0.875%, 4/15/26	765,000	764
Southwest Airlines Co. 4.375%, 11/15/28	655,000	646
Volkswagen Group of America Finance LLC
4.450%, 9/11/27 144A	200,000	199
4.750%, 11/13/28 144A	300,000	300
4.850%, 8/15/27 144A	680,000	682
5.050%, 3/27/28 144A	320,000	322
5.700%, 9/12/26 144A	555,000	558
6.000%, 11/16/26 144A	380,000	384

Total		18,569

Consumer, Non-cyclical (8.8%)
AbbVie, Inc.
3.775%, 3/3/28	1,185,000	1,177
4.125%, 3/15/31	325,000	320
Augusta SpinCo Corp. 4.398%, 3/23/29	875,000	873
Bacardi, Ltd. 4.700%, 5/15/28 144A	969,000	968
BAT International Finance PLC 4.448%, 3/16/28	1,010,000	1,010
Baxter International, Inc. 2.272%, 12/1/28	425,000	396
Bayer US Finance II LLC 4.375%, 12/15/28 144A	1,224,000	1,212
Becton Dickinson and Co. 4.693%, 2/13/28	805,000	809
Bunge, Ltd. Finance Corp. 4.900%, 4/21/27	600,000	603
Cencora, Inc.
3.450%, 12/15/27	124,000	122
3.950%, 2/13/29	330,000	325
4.625%, 12/15/27	330,000	331
Centene Corp. 4.625%, 12/15/29	615,000	584
Coca-Cola European Partners PLC 1.500%, 1/15/27 144A	200,000	196
Conagra Brands, Inc. 4.850%, 11/1/28	227,000	227
CSL Finance PLC 3.850%, 4/27/27 144A	200,000	199
CVS Health Corp.
1.300%, 8/21/27	1,070,000	1,025
2.875%, 6/1/26	386,000	385
3.000%, 8/15/26	220,000	219
4.300%, 3/25/28	345,000	344
Diageo Capital PLC
3.875%, 5/18/28	1,080,000	1,073
5.300%, 10/24/27	1,080,000	1,097
Element Fleet Management Corp.
5.037%, 3/25/30 144A	375,000	378
5.643%, 3/13/27 144A	355,000	358
EMD Finance LLC 4.125%, 8/15/28 144A	1,035,000	1,030
ERAC USA Finance LLC
4.600%, 5/1/28 144A	735,000	739
5.000%, 2/15/29 144A	280,000	285
Global Payments, Inc. 3.200%, 8/15/29	750,000	707

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.500%, 11/15/28	135,000	134
4.550%, 3/15/28	670,000	667
HCA, Inc.
3.125%, 3/15/27	580,000	573
4.300%, 11/15/30	210,000	207
5.625%, 9/1/28	870,000	887
Health Care Service Corp. 5.200%, 6/15/29 144A	290,000	294
Heineken NV 3.500%, 1/29/28 144A	1,972,000	1,943
Highmark, Inc. 1.450%, 5/10/26 144A	205,000	204
Humana, Inc. 3.700%, 3/23/29	211,000	205
4.875%, 4/1/30	175,000	175
5.750%, 3/1/28	140,000	143
5.750%, 12/1/28	495,000	508
Icon Investments Six DAC 5.809%, 5/8/27	935,000	940
Imperial Brands Finance PLC
4.500%, 6/30/28 144A	420,000	420
6.125%, 7/27/27 144A	555,000	566
IQVIA, Inc.
5.700%, 5/15/28	725,000	739
6.250%, 2/1/29	255,000	265
Japan Tobacco, Inc. 4.850%, 5/15/28 144A	870,000	878
Keurig Dr. Pepper, Inc.
3.950%, 4/15/29	110,000	108
4.350%, 5/15/28	230,000	229
5.050%, 3/15/29	665,000	672
Maple Parent Holdings Corp. 4.750%, 3/26/29 144A	595,000	595
Mars, Inc.
4.550%, 4/20/28 144A	155,000	156
4.600%, 3/1/28 144A	560,000	563
Medline Borrower LP 3.875%, 4/1/29 144A	2,120,000	2,051
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	98,000	100
Philip Morris International, Inc. 5.125%, 11/17/27	163,000	165
Revvity, Inc. 1.900%, 9/15/28	499,000	469
S&P Global, Inc. 2.450%, 3/1/27	955,000	940
Solventum Corp. 5.450%, 2/25/27	302,000	304
Stryker Corp. 4.700%, 2/10/28	476,000	480
Thermo Fisher Scientific, Inc. 4.215%, 2/12/31	545,000	539
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	564,000	563
Viatris, Inc. 2.300%, 6/22/27	429,000	416

Total		35,090

Energy (3.6%)
Canadian Natural Resources, Ltd. 3.850%, 6/1/27	440,000	438

Short-Term Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	547,000	550
Cheniere Energy Partners LP 4.000%, 3/1/31	440,000	422
Cheniere Energy, Inc. 4.625%, 10/15/28	95,000	95
Columbia Pipelines Holding Co. LLC 6.055%, 8/15/26 144A	90,000	90
Diamondback Energy, Inc. 5.200%, 4/18/27	455,000	459
Enbridge, Inc.
4.600%, 6/20/28	180,000	181
5.900%, 11/15/26	230,000	232
6.000%, 11/15/28	190,000	197
Energy Transfer LP
4.550%, 1/15/31	330,000	327
5.250%, 7/1/29	320,000	327
6.050%, 12/1/26	875,000	883
EOG Resources, Inc. 4.400%, 1/15/31	325,000	323
EQT Corp. 3.125%, 5/15/26 144A	400,000	399
MPLX LP 4.800%, 2/15/31	1,330,000	1,333
ONEOK, Inc.
4.250%, 9/24/27	785,000	783
4.850%, 7/15/26	944,000	944
5.550%, 11/1/26	410,000	412
5.625%, 1/15/28 144A	213,000	216
Plains All American Pipeline LP / PAA Finance Corp. 4.700%, 1/15/31	325,000	324
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	164,000	163
Schlumberger Holdings Corp. 3.900%, 5/17/28 144A	740,000	734
Schlumberger Investment SA 4.500%, 5/15/28	409,000	411
South Bow USA Infrastructure Holdings LLC 4.911%, 9/1/27	560,000	562
Targa Resources Corp.
4.350%, 1/15/29	385,000	383
5.200%, 7/1/27	184,000	185
Tengizchevroil Finance Co. International, Ltd. 4.000%, 8/15/26 §	400,000	399
TotalEnergies Capital USA LLC 4.248%, 1/13/31	975,000	966
Var Energi ASA 5.000%, 5/18/27 144A	635,000	638
The Williams Cos., Inc.
4.625%, 6/30/30	425,000	425
4.800%, 11/15/29	330,000	333
Woodside Finance, Ltd. 3.700%, 9/15/26 144A	229,000	228

Total		14,362

Financial (13.3%)
Abu Dhabi Development Holding Co. PJSC 4.500%, 5/6/30 §	765,000	753

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.450%, 4/15/27	842,000	858
American Express Co.
4.731%, (US SOFR plus 1.260%), 4/25/29 α	625,000	629
5.043%, (US SOFR plus 0.930%), 7/26/28 α	350,000	353
5.098%, (US SOFR plus 1.000%), 2/16/28 α	215,000	216
American Tower Corp.
1.600%, 4/15/26	931,000	930
3.550%, 7/15/27	379,000	375
Aspen Insurance Holdings, Ltd. 5.750%, 7/1/30	255,000	263
Athene Global Funding
4.860%, 8/27/26 144A	440,000	441
5.349%, 7/9/27 144A	430,000	432
Avolon Holdings Funding, Ltd. 6.375%, 5/4/28 144A	185,000	190
Banco Santander SA 5.552%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.250%), 3/14/28 α	400,000	403
Bank Mandiri Persero Tbk PT 5.500%, 4/4/26 §	970,000	970
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	415,000	412
4.456%, (US SOFR plus 0.870%), 2/6/32 α	540,000	533
4.623%, (US SOFR plus 1.110%), 5/9/29 α	760,000	763
Barclays PLC
4.219%, (US SOFR plus 0.930%), 5/24/30 α	375,000	369
4.476%, (US SOFR plus 1.080%), 11/11/29 α	335,000	333
5.086%, (US SOFR plus 0.960%), 2/25/29 α	555,000	560
BNP Paribas SA 4.792%, (US SOFR plus 1.450%), 5/9/29 144A α	520,000	522
Brighthouse Financial Global Funding 1.550%, 5/24/26 144A	145,000	144
Brown & Brown, Inc. 4.700%, 6/23/28	305,000	306
CaixaBank SA 6.684%, (US SOFR plus 2.080%), 9/13/27 144A α	615,000	621
Canadian Imperial Bank of Commerce 4.283%, (US SOFR Index plus 0.790%), 1/29/30 α	580,000	576
Capital One Financial Corp. 7.149%, (US SOFR plus 2.440%), 10/29/27 α	240,000	243
CBRE Services, Inc. 4.800%, 6/15/30	210,000	210
The Charles Schwab Corp. 4.343%, (US SOFR plus 0.940%), 11/14/31 α	990,000	979
Citigroup, Inc.
4.503%, (US SOFR plus 1.171%), 9/11/31 α	545,000	539
5.174%, (US SOFR plus 1.364%), 2/13/30 α	375,000	381
CNO Global Funding
1.750%, 10/7/26 144A	830,000	820
4.875%, 12/10/27 144A	218,000	219
Corebridge Global Funding 4.250%, 8/21/28 144A	400,000	397

Short-Term Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.650%, 8/20/27 144A	205,000	205
5.200%, 1/12/29 144A	185,000	188
Credit Agricole SA 5.230%, (US SOFR plus 1.130%), 1/9/29 144A α	330,000	334
Crown Castle, Inc.
1.050%, 7/15/26	615,000	609
2.900%, 3/15/27	580,000	571
4.300%, 2/15/29	80,000	79
4.800%, 9/1/28	395,000	397
5.000%, 1/11/28	285,000	287
5.600%, 6/1/29	295,000	302
Danske Bank A/S
4.613%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 10/2/30 144A α	385,000	384
4.662%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.750%), 3/27/29 144A α	580,000	581
5.427%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 3/1/28 144A α	390,000	394
DNB Bank ASA 4.832%, (US SOFR plus 1.130%), 3/30/32 144A α	1,065,000	1,062
Emirates NBD Bank PJSC 4.195%, 1/13/29 §	1,010,000	992
Equitable America Global Funding 4.650%, 6/9/28 144A	465,000	464
Extra Space Storage LP 3.875%, 12/15/27	595,000	589
Federation des Caisses Desjardins du Quebec 4.565%, 8/26/30 144A	263,000	262
Fifth Third Bancorp 4.566%, (US SOFR plus 0.950%), 4/29/32 α	670,000	657
GA Global Funding Trust
4.400%, 9/23/27 144A	805,000	800
5.400%, 1/13/30 144A	385,000	385
GABX Leasing LLC 4.625%, 4/15/31 144A	280,000	276
The Goldman Sachs Group, Inc.
4.148%, (US SOFR plus 0.710%), 1/21/29 α	665,000	661
4.482%, (US SOFR plus 1.725%), 8/23/28 α	390,000	390
4.937%, (US SOFR plus 1.319%), 4/23/28 α	1,060,000	1,065
5.218%, (US SOFR plus 1.580%), 4/23/31 α	590,000	600
HSBC Holdings PLC
4.398%, (US SOFR plus 0.990%), 3/10/30 α	395,000	392
4.899%, (US SOFR plus 1.030%), 3/3/29 α	500,000	503
5.130%, (US SOFR plus 1.040%), 11/19/28 α	565,000	569
5.597%, (US SOFR plus 1.060%), 5/17/28 α	320,000	324
Huntington Bancshares, Inc. 4.623%, (US SOFR plus 0.990%), 1/28/32 α	1,115,000	1,099
ING Groep NV
4.803%, (US SOFR Index plus 1.260%), 3/23/32 α	1,435,000	1,426
4.858%, (US SOFR plus 1.010%), 3/25/29 α	575,000	579
Jackson National Life Global Funding
5.550%, 7/2/27 144A	355,000	358
5.600%, 4/10/26 144A	615,000	615

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
JPMorgan Chase & Co.
4.347%, (US SOFR plus 0.840%), 1/22/32 α	540,000	532
4.554%, (US SOFR plus 0.885%), 4/22/27	350,000	350
4.979%, (US SOFR plus 0.930%), 7/22/28 α	395,000	398
5.040%, (US SOFR plus 1.190%), 1/23/28 α	375,000	377
Lloyds Banking Group PLC 5.462%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.375%), 1/5/28 α	460,000	463
LPL Holdings, Inc.
4.625%, 11/15/27 144A	115,000	114
4.900%, 4/3/28	250,000	251
5.700%, 5/20/27	679,000	685
6.750%, 11/17/28	190,000	199
LSEG US Fin. Corp.
4.250%, 3/23/29 144A	550,000	546
4.500%, 3/23/31 144A	300,000	296
Marsh & McLennan Cos., Inc. 4.550%, 11/8/27	720,000	723
MassMutual Global Funding II 5.100%, 4/9/27 144A	1,020,000	1,029
Morgan Stanley
4.238%, (US SOFR plus 0.800%), 1/9/30 α	420,000	416
4.708%, (US SOFR plus 1.195%), 3/12/32 α	785,000	780
4.994%, (US SOFR plus 1.380%), 4/12/29 α	570,000	575
NatWest Markets PLC 4.654%, 3/27/29 144A	1,080,000	1,083
RGA Global Funding
4.350%, 8/25/28 144A	635,000	632
4.600%, 11/25/30 144A	330,000	326
Sammons Financial Group Global Funding 5.050%, 1/10/28 144A	275,000	277
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α	410,000	403
6.124%, (US SOFR plus 1.232%), 5/31/27 α	80,000	80
Santander UK Group Holdings PLC
1.673%, (US SOFR plus 0.989%), 6/14/27 α	220,000	219
4.320%, (US SOFR Index plus 1.070%), 9/22/29 α	285,000	282
SBA Tower Trust
1.631%, 5/15/51 144A	575,000	566
2.328%, 7/15/52 144A	225,000	217
4.831%, 10/15/29 144A	1,125,000	1,130
6.599%, 11/15/52 144A	619,000	630
Societe Generale SA 5.519%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.500%), 1/19/28 144A α	365,000	367
Standard Chartered PLC 5.688%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 5/14/28 144A α	390,000	395
State Bank of India 1.800%, 7/13/26 §	1,050,000	1,042
UBS AG
4.302%, (US SOFR plus 0.810%), 3/16/29 α	445,000	444
4.632%, (US SOFR plus 1.110%), 2/16/32 α	445,000	444
US Bancorp 4.548%, (US SOFR plus 1.660%), 7/22/28 α	520,000	521

Short-Term Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Wells Fargo & Co.
4.900%, (US SOFR plus 0.780%), 1/24/28 α	730,000	733
4.970%, (US SOFR plus 1.370%), 4/23/29 α	1,545,000	1,558

Total		53,222

Industrial (2.9%)
Amrize Finance US LLC
4.700%, 4/7/28	550,000	553
4.950%, 4/7/30	205,000	207
AptarGroup, Inc. 4.750%, 3/30/31	195,000	193
BAE Systems PLC 5.000%, 3/26/27 144A	450,000	453
The Boeing Co.
3.200%, 3/1/29	420,000	405
6.259%, 5/1/27	807,000	821
Canadian Pacific Railway Co. 1.750%, 12/2/26	315,000	310
CNH Industrial Capital LLC 4.375%, 3/7/31	1,005,000	981
FedEx Corp. 3.250%, 4/1/26	913,000	913
Fortive Corp. 3.150%, 6/15/26	538,000	537
GATX Corp.
3.250%, 9/15/26	360,000	358
3.850%, 3/30/27	438,000	436
5.400%, 3/15/27	390,000	393
Honeywell Aerospace, Inc. 4.300%, 3/16/31 144A	830,000	821
Huntington Ingalls Industries, Inc. 5.353%, 1/15/30	155,000	158
Owens Corning
3.400%, 8/15/26	257,000	256
5.500%, 6/15/27	340,000	344
Penske Truck Leasing Co. LP / PTL Finance Corp.
1.700%, 6/15/26 144A	147,000	146
3.400%, 11/15/26 144A	120,000	119
4.400%, 7/1/27 144A	71,000	71
5.350%, 1/12/27 144A	275,000	276
5.750%, 5/24/26 144A	1,020,000	1,021
Regal Rexnord Corp. 6.050%, 4/15/28	565,000	580
Rolls-Royce PLC 5.750%, 10/15/27 144A	515,000	523
RTX Corp.
6.700%, 8/1/28	355,000	373
7.000%, 11/1/28	332,000	351
Sydney Airport Finance Co. Pty, Ltd. 3.625%, 4/28/26 144A	117,000	117

Total		11,716

Technology (4.3%)
Atlassian Corp. 5.250%, 5/15/29	215,000	216
Booz Allen Hamilton, Inc.
3.875%, 9/1/28 144A	1,005,000	979
4.000%, 7/1/29 144A	490,000	474
Dell International LLC / EMC Corp. 4.750%, 4/1/28	540,000	544

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Technology continued
Fidelity National Information Services, Inc.
4.450%, 3/10/28	410,000	409
4.550%, 3/10/29	940,000	936
4.800%, 3/10/31	205,000	203
Fiserv, Inc.
3.500%, 7/1/29	445,000	426
4.200%, 10/1/28	369,000	365
4.550%, 2/15/31	300,000	294
5.150%, 3/15/27	480,000	482
5.375%, 8/21/28	330,000	335
Foundry JV Holdco LLC
5.500%, 1/25/31 144A	200,000	204
5.900%, 1/25/30 144A	200,000	207
Gartner, Inc. 4.500%, 7/1/28 144A	1,215,000	1,194
Hewlett Packard Enterprise Co. 4.500%, 3/23/28	885,000	885
Intel Corp.
3.150%, 5/11/27	188,000	185
3.750%, 8/5/27	325,000	322
International Business Machines Corp. 4.650%, 2/10/28	981,000	987
Leidos Holdings, Inc. 4.100%, 3/15/29	365,000	361
Marvell Technology, Inc.
1.650%, 4/15/26	255,000	255
4.750%, 7/15/30	160,000	161
4.875%, 6/22/28	780,000	788
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27	105,000	104
3.875%, 6/18/26	405,000	404
4.300%, 8/19/28	190,000	189
4.300%, 6/18/29	470,000	466
4.400%, 6/1/27	80,000	80
Oracle Corp. 4.450%, 9/26/30	635,000	612
Salesforce, Inc.
4.500%, 3/15/28	620,000	620
4.650%, 3/15/29	2,210,000	2,215
Synopsys, Inc. 4.650%, 4/1/28	1,030,000	1,034
Workday, Inc. 3.500%, 4/1/27	265,000	263

Total		17,199

Utilities (2.6%)
Ameren Corp. 1.950%, 3/15/27	323,000	316
American Electric Power Co., Inc. 5.200%, 1/15/29	410,000	418
Appalachian Power Co. 3.300%, 6/1/27	899,000	887
Constellation Energy Generation LLC 5.600%, 3/1/28	163,000	167
DTE Energy Co.
4.875%, 6/1/28	430,000	434
4.950%, 7/1/27	295,000	297
5.200%, 4/1/30	410,000	418
Enel Finance International NV
1.625%, 7/12/26 144A	645,000	640
4.125%, 9/30/28 144A	200,000	198

Short-Term Bond Portfolio

Corporate Bonds (44.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Exelon Corp. 5.150%, 3/15/29	200,000	204
FirstEnergy Corp. 3.900%, 7/15/27	678,000	672
FirstEnergy Transmission LLC 4.550%, 1/15/30	155,000	155
National Rural Utilities Cooperative Finance Corp. 4.050%, 2/9/29	505,000	502
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	672
4.685%, 9/1/27	135,000	136
Niagara Mohawk Power Corp. 4.647%, 10/3/30 144A	345,000	344
NiSource, Inc. 5.250%, 3/30/28	130,000	132
Pacific Gas & Electric Co.
3.300%, 3/15/27	140,000	138
3.300%, 12/1/27	175,000	171
5.000%, 6/4/28	265,000	267
5.450%, 6/15/27	70,000	71
PacifiCorp 4.650%, 4/15/29	270,000	270
Public Service Enterprise Group, Inc. 4.900%, 3/15/30	690,000	697
Sempra 5.400%, 8/1/26	270,000	270
Southern California Edison Co. 5.150%, 6/1/29	510,000	517
Southern California Gas Co. 2.950%, 4/15/27	410,000	405
The Southern Co. 5.113%, 8/1/27	350,000	353
Southern Co. Gas Capital Corp. 4.050%, 9/15/28	360,000	357
Vistra Operations Co. LLC 5.050%, 12/30/26 144A	363,000	364

Total		10,472

Total Corporate Bonds (Cost: $177,092)		177,237

Governments (20.4%)
Governments (20.4%)
Eagle Funding Luxco SARL 5.500%, 8/17/30 144A	680,000	683
Korea Electric Power Corp. 5.375%, 4/6/26 144A	1,000,000	1,000
Korea Housing Finance Corp. 4.625%, 2/24/28 144A	960,000	969
Korea Hydro & Nuclear Power Co., Ltd. 5.000%, 7/18/28 144A	250,000	254
Saudi Government International Bond 5.125%, 1/13/28 144A	560,000	565
US Treasury Note
3.375%, 12/31/27 b	9,950,000	9,873
3.500%, 1/31/28	42,980,000	42,735
3.875%, 3/31/28	20,035,000	20,065

Governments (20.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.875%, 7/15/28	5,665,000	5,672

Total		81,816

Total Governments (Cost: $82,036)		81,816

Structured Products (33.5%)
Asset Backed Securities (17.1%)
Affirm Asset Securitization Trust, Series 2025- X2, Class A 4.450%, 10/15/30 144A	329,218	329
Affirm Master Trust, Series 2025-2A, Class A 4.670%, 7/15/33 144A	335,000	336
Affirm Master Trust, Series 2025-2A, Class B 5.060%, 7/15/33 144A	355,000	356
Affirm Master Trust, Series 2025-3A, Class A 4.450%, 10/16/34 144A	145,000	144
Affirm Master Trust, Series 2026-1A, Class B 4.570%, 2/15/34 144A	120,000	120
Affirm Master Trust, Series 2026-1A, Class C 4.720%, 2/15/34 144A	475,000	473
Alinea CLO, Ltd., Series 2018-1A, Class BR 4.818%, (US SOFR 3 Month plus 1.150%), 7/20/31 144A	121,064	121
Ally Auto Receivables Trust, Series 2023-A, Class C 6.080%, 1/17/34 144A	134,387	135
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class C 6.022%, 5/17/32 144A	103,517	105
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2 4.970%, 9/15/32 144A	127,559	128
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C 5.215%, 9/15/32 144A	127,559	128
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class B 4.648%, 6/15/33 144A	184,610	185
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class B 4.501%, 9/15/33 144A	207,566	208
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class C 4.697%, 9/15/33 144A	232,474	233
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C 5.800%, 12/18/28	380,000	385
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E 5.020%, 12/20/28 144A	415,000	415
Anthelion CLO, Ltd., Series 2025-1A, Class A1 5.170%, (US SOFR 3 Month plus 1.500%), 7/20/36 144A	390,000	390
Arbys Funding LLC, Series 2020-1A, Class A2 3.237%, 7/30/50 144A	992,250	968
ARI Fleet Lease Trust, Series 2024-B, Class A2 5.540%, 4/15/33 144A	169,032	170

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
ARI Fleet Lease Trust, Series 2026-A, Class A3 4.090%, 11/15/34 144A	100,000	100
Auxilior Term Funding LLC, Series 2023-1A, Class A2 6.180%, 12/15/28 144A	59,445	60
Auxilior Term Funding LLC, Series 2023-1A, Class D 7.270%, 12/16/30 144A	370,000	380
Auxilior Term Funding LLC, Series 2024-1A, Class A3 5.490%, 7/15/31 144A	235,132	238
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C 6.240%, 4/20/27 144A	27,500	28
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C 6.180%, 10/20/27 144A	120,000	120
Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class B 4.460%, 2/20/30 144A	100,000	99
Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class D 7.320%, 2/20/28 144A	105,000	106
Battalion CLO XII, Ltd., Series 2018-12A, Class CRR 5.203%, (US SOFR 3 Month plus 1.550%), 5/17/31 144A	250,000	250
Battalion CLO XV, Ltd., Series 2020-15A, Class A1RR 4.648%, (US SOFR 3 Month plus 0.980%), 1/17/33 144A	1,120,874	1,117
Battalion CLO XXI, Ltd., Series 2016-10A, Class A2R3 5.418%, (US SOFR 3 Month plus 1.750%), 1/24/35 144A	250,000	250
Battalion CLO XXI, Ltd., Series 2021-21A, Class BR 5.372%, (US SOFR 3 Month plus 1.700%), 7/15/34 144A	250,000	250
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A 4.762%, (US 30 Day Average SOFR plus 1.100%), 12/26/31 144A	87,328	88
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class A 4.962%, (US 30 Day Average SOFR plus 1.300%), 7/27/48 144A	208,860	209
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class B 5.362%, (US 30 Day Average SOFR plus 1.700%), 7/27/48 144A	392,656	393
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2 5.050%, 3/15/29 144A	150,141	151
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B 5.410%, 3/15/30 144A	110,000	111

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
BlueMountain CLO, Ltd., Series 2018-3A, Class A1R 4.858%, (US SOFR 3 Month plus 1.190%), 10/25/30 144A	114,689	115
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	90,085	90
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class C 4.440%, 11/17/31	465,000	461
Canyon Capital CLO, Ltd., Series 2019-2A, Class AR2 4.682%, (US SOFR 3 Month plus 1.010%), 10/15/34 144A	550,000	549
CarMax Auto Owner Trust, Series 2023-2, Class C 5.570%, 11/15/28	585,000	592
CarMax Auto Owner Trust, Series 2023-2, Class D 6.550%, 10/15/29	390,000	398
CarMax Auto Owner Trust, Series 2023-3, Class C 5.610%, 2/15/29	655,000	664
CarMax Auto Owner Trust, Series 2023-3, Class D 6.440%, 12/16/30	210,000	214
CarMax Auto Owner Trust, Series 2024-1, Class C 5.470%, 8/15/29	290,000	295
CarMax Auto Owner Trust, Series 2024-2, Class D 6.420%, 10/15/30	100,000	103
CarMax Auto Owner Trust, Series 2024-3, Class D 5.670%, 1/15/31	125,000	127
CarMax Select Receivables Trust, Series 2024-A, Class B 5.350%, 1/15/30	135,000	137
CarMax Select Receivables Trust, Series 2024-A, Class C 5.620%, 1/15/30	570,000	581
Carvana Auto Receivables Trust, Series 2024-N2, Class B 5.670%, 9/10/30 144A	405,000	408
Carvana Auto Receivables Trust, Series 2024-N2, Class C 5.820%, 9/10/30 144A	905,000	917
Carvana Auto Receivables Trust, Series 2026-P1, Class B 4.760%, 7/12/32	165,000	163
Carvana Auto Receivables Trust, Series 2026-P1, Class C 5.280%, 8/10/32	805,000	795
Chase Auto Credit Linked Notes, Series 2025-1, Class B 4.753%, 2/25/33 144A	264,105	265
Clarus Capital Funding LLC, Series 2024-1A, Class A2 4.710%, 8/20/32 144A	36,659	37

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Clarus Capital Funding LLC, Series 2024-1A, Class B 4.790%, 8/20/32 144A	155,000	155
CNH Equipment Trust, Series 2024-B, Class A3 5.190%, 9/17/29	218,941	221
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2 4.500%, 5/20/49 144A	755,000	734
Dell Equipment Finance Trust, Series 2023-3, Class D 6.750%, 10/22/29 144A	100,000	100
Dell Equipment Finance Trust, Series 2024-1, Class D 6.120%, 9/23/30 144A	100,000	101
Dell Equipment Finance Trust, Series 2024-2, Class B 4.820%, 8/22/30 144A	100,000	101
Dell Equipment Finance Trust, Series 2024-2, Class D 5.290%, 2/24/31 144A	410,000	412
Dell Equipment Finance Trust, Series 2025-1, Class C 5.250%, 2/24/31 144A	100,000	101
Dext ABS, Series 2025-2, Class C 4.890%, 4/15/36 144A	100,000	99
DLLAA LLC, Series 2023-1A, Class A3 5.640%, 2/22/28 144A	240,725	243
DLLMT LLC, Series 2026-1A, Class A3 4.200%, 12/20/29 144A	90,000	90
DLLMT LLC, Series 2026-1A, Class A4 4.360%, 9/20/33 144A	25,000	25
DLLST LLC, Series 2024-1A, Class A3 5.050%, 8/20/27 144A	68,263	68
DLLST LLC, Series 2024-1A, Class A4 4.930%, 4/22/30 144A	40,000	40
Drive Auto Receivables Trust, Series 2024-2, Class C 4.670%, 5/17/32	80,000	80
Drive Auto Receivables Trust, Series 2025-2, Class C 4.390%, 9/15/32	195,000	194
Dryden Senior Loan Fund, Series 2016-45A, Class BRR 5.322%, (US SOFR 3 Month plus 1.650%), 10/15/30 144A	515,000	515
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class A 2.610%, 1/25/34 144A	42,949	43
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A 6.160%, 2/25/38 144A	86,947	89
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class C 7.300%, 2/25/38 144A	119,383	123
Enterprise Fleet Financing LLC, Series 2023-2, Class A2 5.560%, 4/22/30 144A	104,189	105
Enterprise Fleet Financing LLC, Series 2024-3, Class A3 4.980%, 8/21/28 144A	150,000	151

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2024-3, Class A4 5.060%, 3/20/31 144A	100,000	101
Exeter Automobile Receivables Trust, Series 2022-4A, Class D 5.980%, 12/15/28	536,791	540
Exeter Automobile Receivables Trust, Series 2023-1A, Class D 6.690%, 6/15/29	65,752	66
Exeter Automobile Receivables Trust, Series 2025-4A, Class B 4.400%, 5/15/30	135,000	135
Exeter Automobile Receivables Trust, Series 2025-4A, Class C 4.570%, 6/16/31	480,000	478
Exeter Automobile Receivables Trust, Series 2025-5A, Class B 4.280%, 7/15/30	465,000	463
Exeter Automobile Receivables Trust, Series 2026-1A, Class B 4.220%, 10/15/30	155,000	154
Exeter Automobile Receivables Trust, Series 2026-1A, Class C 4.400%, 5/17/32	440,000	434
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B 4.870%, 8/15/31	255,000	256
Exeter Select Automobile Receivables Trust, Series 2025-2, Class B 4.630%, 11/17/31	140,000	140
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C 4.910%, 12/15/31	285,000	286
Ford Credit Auto Lease Trust, Series 2023-B, Class C 6.430%, 4/15/27	120,057	120
Ford Credit Auto Owner Trust, Series 2023-A, Class B 5.070%, 1/15/29	905,000	913
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B 5.310%, 5/15/28 144A	155,000	155
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C 5.750%, 5/15/28 144A	245,000	245
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D 6.620%, 5/15/28 144A	440,000	441
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class B 5.480%, 4/15/29 144A	280,000	283
Fortress Credit BSL VII, Ltd., Series 2019-1A, Class A1R 4.761%, (US SOFR 3 Month plus 1.090%), 7/23/32 144A	58,523	59
Fortress Credit BSL VII, Ltd., Series 2019-1A, Class A2R 5.071%, (US SOFR 3 Month plus 1.400%), 7/23/32 144A	460,000	460

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Fortress Credit BSL VII, Ltd., Series 2019-1A, Class BR 5.321%, (US SOFR 3 Month plus 1.650%), 7/23/32 144A	585,000	585
Fortress Credit BSL VIII, Ltd., Series 2019-2A, Class A1AR 4.720%, (US SOFR 3 Month plus 1.050%), 10/20/32 144A	109,182	109
Fortress Credit BSL VIII, Ltd., Series 2019-2A, Class A2R 5.070%, (US SOFR 3 Month plus 1.400%), 10/20/32 144A	570,000	570
Fortress Credit BSL VIII, Ltd., Series 2020-1A, Class BR 5.368%, (US SOFR 3 Month plus 1.700%), 10/20/33 144A	590,000	590
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class AR 5.068%, (US SOFR 3 Month plus 1.400%), 10/18/33 144A	390,929	391
Fortress Credit BSL XVIII, Ltd., Series 2023-1A, Class A1R 5.241%, (US SOFR 3 Month plus 1.570%), 4/23/36 144A	250,000	250
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B 5.030%, 9/18/28	155,000	156
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1 4.730%, 11/15/29 144A	215,000	217
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class B 4.980%, 11/15/29 144A	525,000	529
GreatAmerica Leasing Receivables Funding LLC, Series 2025-2, Class A3 4.140%, 12/17/29 144A	250,000	249
Hardee’s Funding LLC, Series 2018-1A, Class A23 5.710%, 6/20/48 144A	263,625	260
Hardee’s Funding LLC, Series 2020-1A, Class A2 3.981%, 12/20/50 144A	1,065,938	1,026
Hardee’s Funding LLC, Series 2021-1A, Class A2 2.865%, 6/20/51 144A	138,113	129
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	80,497	79
Hilton Grand Vacations Trust, Series 2022-1D, Class A 3.610%, 6/20/34 144A	48,682	49
Hilton Grand Vacations Trust, Series 2023-1A, Class B 6.110%, 1/25/38 144A	261,285	267
Hilton Grand Vacations Trust, Series 2023-1A, Class C 6.940%, 1/25/38 144A	48,794	50
Hilton Grand Vacations Trust, Series 2025-1A, Class A 4.880%, 5/27/42 144A	161,077	161

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2025-1A, Class B 5.180%, 5/27/42 144A	274,173	275
Home Partners of America Trust, Series 2022-1, Class A 3.930%, 4/17/39 144A	259,941	259
HPEFS Equipment Trust, Series 2023-2A, Class C 6.480%, 1/21/31 144A	29,046	29
HPEFS Equipment Trust, Series 2023-2A, Class D 6.970%, 7/21/31 144A	125,000	126
HPEFS Equipment Trust, Series 2024-1A, Class C 5.330%, 6/20/31 144A	680,000	682
HPEFS Equipment Trust, Series 2024-2A, Class B 5.350%, 10/20/31 144A	100,000	101
HPEFS Equipment Trust, Series 2024-2A, Class D 5.820%, 4/20/32 144A	205,000	208
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1 6.153%, 5/20/32 144A	250,956	255
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1 5.442%, 10/20/32 144A	297,662	300
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B 4.957%, 3/21/33 144A	422,964	424
Huntington Bank Auto Credit-Linked Notes, Series 2026-1, Class B1 4.503%, 2/20/34 144A	295,000	294
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A3 4.530%, 4/17/28 144A	205,000	206
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B 4.940%, 8/15/29 144A	425,000	428
Hyundai Auto Receivables Trust, Series 2026-A, Class C 4.310%, 6/15/33	80,000	79
Jack in the Box Funding LLC, Series 2022-1A, Class A2I 3.445%, 2/26/52 144A	1,082,840	1,051
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1 5.023%, (US 30 Day Average SOFR plus 1.350%), (AFC), 3/25/56 144A	219,136	220
KKR CLO, Ltd., Series 2024-40A, Class AR 4.968%, (US SOFR 3 Month plus 1.300%), 10/20/34 144A	1,105,000	1,105
KKR CLO, Ltd., Series 2025-18, Class A1R2 4.718%, (US SOFR 3 Month plus 1.050%), 10/18/35 144A	1,219,526	1,217
KKR CLO, Ltd., Series 2025-33A, Class AR 4.748%, (US SOFR 3 Month plus 1.080%), 7/20/34 144A	990,000	990
KKR CLO, Ltd., Series 2025-33A, Class BR 5.268%, (US SOFR 3 Month plus 1.600%), 7/20/34 144A	640,000	638

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
LCM, Ltd., Series 39A, Class A1R2 4.703%, (US SOFR 3 Month plus 1.040%), 10/15/34 144A	565,000	564
Madison Park Funding XLV, Ltd., Series 2020-45A, Class ARR 4.752%, (US SOFR 3 Month plus 1.080%), 7/15/34 144A	305,000	305
Madison Park Funding XXXIII, Ltd., Series 2019-33A, Class AR 4.962%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	898,193	898
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2 4.711%, (US SOFR 3 Month plus 1.040%), 7/23/32 144A	490,425	490
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	21,173	21
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	110,146	109
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	61,450	61
MVW Owner Trust, Series 2021-1WA, Class B 1.440%, 1/22/41 144A	18,966	18
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	28,069	27
MVW Owner Trust, Series 2023-1A, Class A 4.930%, 10/20/40 144A	288,958	290
MVW Owner Trust, Series 2023-2A, Class A 6.180%, 11/20/40 144A	61,058	63
MVW Owner Trust, Series 2023-2A, Class B 6.330%, 11/20/40 144A	46,641	47
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	16,662	17
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	89,460	87
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	79,109	78
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	151,540	148
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	112,718	109
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	420,543	406
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	77,271	74
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	50,291	47
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	22,759	22
Navient Refinance Loan Trust, Series 2026-A, Class A 4.500%, 1/18/56 144A	210,000	208

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class B 5.790%, 4/25/29 144A	50,000	50
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class C 6.130%, 4/25/29 144A	75,000	75
Navistar Financial Dealer Note Master Trust, Series 2025-1, Class B 4.420%, 9/25/30 144A	80,000	80
Navistar Financial Dealer Note Master Trust, Series 2025-1, Class C 4.720%, 9/25/30 144A	40,000	40
Nelnet Student Loan Trust, Series 2020-1A, Class A 4.533%, (US SOFR 1 Month plus 0.855%), 3/26/68 144A	58,183	58
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	302,169	285
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	103,144	98
Neuberger Berman Loan Advisers CLO, Ltd., Series 2021-43A, Class AR 4.718%, (US SOFR 3 Month plus 1.050%), 7/17/36 144A	1,205,000	1,204
NMEF Funding LLC, Series 2025-A, Class A2 4.720%, 7/15/32 144A	178,606	179
NMEF Funding LLC, Series 2026-A, Class B 4.480%, 2/15/34 144A	100,000	99
NMEF Funding LLC, Series 2026-A, Class C 4.710%, 2/15/34 144A	100,000	99
Northwoods Capital XIV-B, Ltd., Series 2018-14BA, Class AR 4.883%, (US SOFR 3 Month plus 1.250%), 11/13/31 144A	366,490	367
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class A2R4 4.803%, (US SOFR 3 Month plus 1.150%), 2/14/31 144A	570,000	570
Octane Receivables Trust, Series 2023-1A, Class B 5.960%, 7/20/29 144A	114,368	115
Octane Receivables Trust, Series 2023-3A, Class B 6.480%, 7/20/29 144A	440,000	444
Octane Receivables Trust, Series 2023-3A, Class C 6.740%, 8/20/29 144A	100,000	102
Octane Receivables Trust, Series 2024-3A, Class A2 4.940%, 5/20/30 144A	93,244	94
Octane Receivables Trust, Series 2024-3A, Class C 5.510%, 10/20/31 144A	140,000	141
Octane Receivables Trust, Series 2024-RVM1, Class A 5.010%, 1/22/46 144A	209,944	212
Octane Receivables Trust, Series 2025-RVM1, Class B 4.830%, 12/20/46 144A	250,000	249

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2025-RVM1, Class C 5.260%, 12/20/46 144A	520,000	519
OZLM Funding II, Ltd., Series 2012-2A, Class AR4 4.867%, (US SOFR 3 Month plus 1.200%), 7/30/37 144A	250,000	250
PEAC Solutions Receivables 2026-1 LLC Series 1A Class B 4.750%, 7/20/33 144A	350,000	349
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2 4.940%, 10/20/28 144A	241,001	242
PEAC Solutions Receivables LLC, Series 2025-1A, Class A3 5.040%, 7/20/32 144A	240,000	243
Post CLO, Ltd., Series 2022-1A, Class BR 5.112%, (US SOFR 3 Month plus 1.450%), 4/20/35 144A	295,000	292
Post Road Equipment Finance, Series 2024-1A, Class A2 5.590%, 11/15/29 144A	15,663	16
Progress Residential Trust, Series 2021-SFR3, Class F 3.436%, 5/17/26 144A	200,000	199
Progress Residential Trust, Series 2021-SFR8, Class C 1.931%, 10/17/38 144A	460,000	453
RCKT Mortgage Trust, Series 2024-CES8, Class A1A 5.490%, (AFC), 11/25/44 144A Σ	454,193	456
RCKT Mortgage Trust, Series 2024-CES9, Class A1A 5.582%, (AFC), 12/25/44 144A Σ	89,623	90
Rockford Tower CLO, Ltd., Series 2019-2A, Class AR2 4.786%, (US SOFR 3 Month plus 1.130%), 8/20/32 144A	570,379	570
Romark CLO II, Ltd., Series 2018-2A, Class A2R 5.318%, (US SOFR 3 Month plus 1.650%), 7/25/31 144A	1,075,000	1,075
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class A2 5.644%, 12/15/33 144A	95,055	96
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class D 6.663%, 12/15/33 144A	118,117	120
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B 5.622%, 6/15/32 144A	141,225	143
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class C 5.818%, 6/15/32 144A	141,225	143
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B 4.965%, 1/18/33 144A	196,126	197
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class C 5.141%, 1/18/33 144A	196,126	197

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class B 4.484%, 1/16/34 144A	250,000	250
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class C 4.661%, 1/16/34 144A	250,000	250
Santander Drive Auto Receivables Trust, Series 2023-1, Class C 5.090%, 5/15/30	194,038	195
Santander Drive Auto Receivables Trust, Series 2025-4, Class B 4.270%, 1/15/32	425,000	423
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3 3.930%, 7/15/30	335,000	333
Santander Mortgage Asset Receivables Trust, Series 2025-CES1, Class A1A 5.036%, (AFC), 9/25/55 144A Σ	499,995	498
SBNA Auto Lease Trust, Series 2024-B, Class A4 5.550%, 12/20/28 144A	540,000	544
SCF Equipment Leasing LLC, Series 2023-1A, Class A3 6.170%, 5/20/32 144A	116,299	117
SCF Equipment Leasing LLC, Series 2025-1, Class A2 4.820%, 7/22/30 144A	136,539	137
SCF Equipment Leasing LLC, Series 2025-1, Class A3 5.110%, 11/21/33 144A	300,000	305
SEB Funding LLC, Series 2024-1A, Class A2 7.386%, 4/30/54 144A	492,000	501
SEB Funding LLC, Series 2026-1A, Class A2 6.665%, 1/30/56 144A	1,000,000	990
Securitized Term Auto Receivables Trust, Series 2025-A, Class B 5.038%, 7/25/31 144A	106,517	107
Securitized Term Auto Receivables Trust, Series 2025-B, Class B 4.925%, 12/29/32 144A	88,178	89
Securitized Term Auto Receivables Trust, Series 2025-B, Class C 5.121%, 12/29/32 144A	33,915	34
Securitized Term Auto Receivables Trust, Series 2026-A, Class B 4.284%, 3/25/33 144A	293,978	293
Securitized Term Auto Receivables Trust, Series 2026-A, Class C 4.431%, 3/25/33 144A	105,648	105
SFS Auto Receivables Securitization Trust 2026-1A-Class C 4.460%, 11/21/33 144A	790,000	777
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	95,676	96
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C 5.510%, 1/20/32 144A	55,000	56
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A4 5.260%, 8/20/30 144A	145,000	147

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Sierra Timeshare Receivables Funding LLC, Series 2025-2A, Class B 4.930%, 4/20/44 144A	150,110	150
Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class A 4.440%, 8/22/44 144A	76,303	76
Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class B 4.640%, 8/22/44 144A	118,270	118
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	22,044	22
SMB Private Education Loan Trust, Series 2018-B, Class A2B 4.507%, (US SOFR 1 Month plus 0.835%), 1/15/37 144A	52,748	53
SMB Private Education Loan Trust, Series 2020-B, Class A1A 1.290%, 7/15/53 144A	49,701	47
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	388,510	368
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	259,494	245
SMB Private Education Loan Trust, Series 2025-A, Class A1A 5.130%, 4/15/54 144A	285,198	287
Sonic Capital LLC
3.845%, 1/20/50 144A	245,483	243
4.336%, 1/20/50 144A	132,183	127
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class B 4.250%, 12/20/29 144A	55,000	55
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C 4.440%, 8/20/30 144A	200,000	198
Symphony CLO XXIII, Ltd., Series 2020-23A, Class AR2 4.572%, (US SOFR 3 Month plus 0.900%), 1/15/34 144A	422,801	422
Tricon Residential Trust, Series 2024-SFR2, Class A 4.750%, 6/17/40 144A	279,116	277
Tricon Residential Trust, Series 2024-SFR2, Class D 6.000%, 6/17/40 144A	510,000	509
Trinitas CLO VI, Ltd., Series 2025-6A, Class AR4 4.778%, (US SOFR 3 Month plus 1.110%), 1/25/34 144A	470,000	470
Trinitas CLO VII, Ltd., Series 2017-7A, Class A1R2 4.728%, (US SOFR 3 Month plus 1.060%), 1/25/35 144A	250,000	250
US Bank NA, Series 2023-1, Class B 6.789%, 8/25/32 144A	39,495	40
US Bank NA, Series 2026-RVM1, Class B1 4.959%, 12/25/46 144A	250,000	249

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Verdant Receivables LLC, Series 2023-1A, Class A2 6.240%, 1/13/31 144A	214,874	218
Verdant Receivables LLC, Series 2024-1A, Class A2 5.680%, 12/12/31 144A	76,616	78
Verizon Master Trust, Series 2024-6, Class B 4.420%, 8/20/30	710,000	710
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A 6.460%, 8/18/38 144A	248,320	250
Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1 5.490%, 2/18/39 144A	336,307	339
Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1 4.080%, 9/18/40 144A	200,000	199
Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class C 4.790%, 9/18/40 144A	320,000	318
Wingspire Equipment Finance LLC, Series 2025-1A, Class A2 4.330%, 9/20/33 144A	100,000	100
Wingspire Equipment Finance LLC, Series 2025-1A, Class C 4.760%, 9/20/33 144A	100,000	99
World Omni Select Auto Trust, Series 2023-A, Class B 5.870%, 8/15/28	415,766	417
Zaxbys Funding LLC, Series 2021-1A, Class A2 3.238%, 7/30/51 144A	539,575	512

Total		68,256

Mortgage Securities (16.4%)
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	25,941	25
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	178,762	159
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	58,741	51
Angel Oak Mortgage Trust, Series 2025-5, Class A1 5.573%, (AFC), 4/25/70 144A Σ	844,373	848
BANK, Series 2024-BNK47, Class A1 5.523%, 6/15/57	72,801	74
BANK5, Series 2024-5YR11, Class AS 6.139%, 11/15/57	325,000	336
BANK5, Series 2024-5YR12, Class A3 5.902%, (AFC), 12/15/57	540,000	561
BANK5, Series 2024-5YR12, Class AS 6.122%, (AFC), 12/15/57	225,000	233
BANK5, Series 2024-5YR9, Class A1 4.889%, 8/15/57	273,251	274
BANK5, Series 2026-5YR21, Class A3 5.525%, 4/15/59	270,000	278

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Benchmark Mortgage Trust, Series 2024-V11, Class AM 6.201%, (AFC), 11/15/57	275,000	284
Benchmark Mortgage Trust, Series 2024-V8, Class A1 5.514%, 7/15/57	163,897	166
Benchmark Mortgage Trust, Series 2025-B41, Class A1 4.401%, 7/15/68	173,367	173
Benchmark Mortgage Trust, Series 2025-V19, Class A3 5.249%, (CSTR), 1/15/58	160,000	163
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C 5.451%, (CSTR), 10/10/42 144A	155,000	155
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	113,875	106
BMO Mortgage Trust, Series 2024-5C4, Class A3 6.526%, 5/15/57	535,000	561
BMO Mortgage Trust, Series 2026-5C14, Class A3 5.209%, 3/25/59	825,000	839
BMO Mortgage Trust, Series 2026-C14, Class A1 4.359%, 2/15/59	49,269	49
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B 5.315%, (US SOFR 1 Month plus 1.642%), 12/15/39 144A	258,761	259
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A 5.314%, (US SOFR 1 Month plus 1.641%), 5/15/41 144A	331,288	331
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B 5.514%, (US SOFR 1 Month plus 1.841%), 5/15/41 144A	350,000	350
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B 5.465%, (US SOFR 1 Month plus 1.793%), 1/15/42 144A	190,000	189
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C 6.064%, (US SOFR 1 Month plus 2.392%), 1/15/42 144A	500,000	498
BX Commercial Mortgage Trust, Series 2026-CSMO, Class C 5.673%, (US SOFR 1 Month plus 2.000%), 2/15/43 144A	100,000	100
BX Trust, Series 2025-GW, Class A 5.273%, (US SOFR 1 Month plus 1.600%), 7/15/42 144A	590,000	590
BX Trust, Series 2025-VOLT, Class A 5.373%, (US SOFR 1 Month plus 1.700%), 12/15/44 144A	455,000	454
BX Trust, Series 2025-VOLT, Class B 5.773%, (US SOFR 1 Month plus 2.100%), 12/15/44 144A	685,000	680

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CENT, Series 2025-CITY, Class A 4.920%, (CSTR), 7/10/40 144A	455,000	458
CIM Trust, Series 2021-R6, Class A1 1.425%, (AFC), 7/25/61 144A	66,639	61
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3 2.500%, 8/25/50 144A	194,002	171
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	269,447	236
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	166,639	145
COLT Mortgage Loan Trust, Series 2024-6, Class A2 5.644%, (AFC), 11/25/69 144A Σ	446,078	447
COLT Mortgage Loan Trust, Series 2024-INV4, Class A3 6.111%, (AFC), 5/25/69 144A Σ	444,903	447
COLT Mortgage Loan Trust, Series 2025-10, Class A1F 4.862%, (US 30 Day Average SOFR plus 1.200%), (AFC), 10/25/70 144A	351,188	351
COLT Mortgage Loan Trust, Series 2025-4, Class A1 5.794%, (AFC), 4/25/70 144A Σ	179,284	181
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1 5.601%, (AFC), 2/25/70 144A Σ	355,893	358
COMM Mortgage Trust, Series 2014-CR15, Class B 3.680%, (CSTR), 2/10/47	151,465	146
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1 4.762%, (US 30 Day Average SOFR plus 1.100%), 1/25/45 144A	212,866	212
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1 5.112%, (US 30 Day Average SOFR plus 1.450%), 3/25/45 144A	142,965	143
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1 4.612%, (US 30 Day Average SOFR plus 0.950%), 9/25/45 144A	227,854	228
Connecticut Avenue Securities Trust, Series 2026-R01, Class 2A1 4.512%, (US 30 Day Average SOFR plus 0.850%), 1/25/46 144A	749,446	745
Cross Mortgage Trust, Series 2024-H6, Class A2 5.383%, (AFC), 9/25/69 144A Σ	276,520	276
DBC Mortgage Trust, Series 2025-DBC, Class A 5.023%, (US SOFR 1 Month plus 1.350%), 11/15/42 144A	610,000	610
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	82,109	74
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1 4.797%, 12/25/70 144A	338,319	336

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Deephaven Residential Mortgage Trust, Series 2026-INV2, Class A1 5.366%, 2/25/71 144A	295,000	295
EFMT, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	17,672	17
EFMT, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	122,630	103
EFMT, Series 2024-INV2, Class A1 5.035%, (AFC), 10/25/69 144A ∑	392,657	391
EFMT, Series 2024-INV2, Class A2 5.289%, (AFC), 10/25/69 144A ∑	223,195	223
EFMT, Series 2025-INV2, Class A1 5.387%, (AFC), 5/26/70 144A ∑	179,884	180
EFMT, Series 2025-INV4, Class A1F
4.868%, (US 30 Day Average SOFR plus 1.200%), (AFC), 10/25/70 144A	187,332	187
EFMT, Series 2025-INV5, Class A1 5.077%, 12/25/70 144A	233,705	233
EFMT, Series 2025-NQM5, Class A1 5.033%, 11/25/70 144A	225,017	224
EFMT, Series 2025-NQM6, Class A1 5.001%, 12/25/70 144A	388,981	387
EFMT, Series 2026-NQM1, Class A1F
4.862%, (US 30 Day Average SOFR plus 1.200%), (AFC), 2/25/71 144A	202,374	202
EFMT, Series 2026-NQM4, Class A1 5.332%, 4/25/71 144A	100,000	100
EFMT, Series 2026-NQM4, Class A2 5.535%, (AFC), 4/25/71 144A ∑	440,000	440
Extended Stay America Trust, Series 2025-ESH, Class C 5.523%, (US SOFR 1 Month plus 1.850%), 10/15/42 144A	230,000	230
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52	458,908	393
2.500%, 4/1/52	246,157	211
3.000%, 11/1/34	20,897	20
3.500%, 3/1/46	24,289	23
3.500%, 12/1/47	225,541	210
4.000%, 12/1/49	69,830	67
4.500%, 5/1/50	40,895	40
4.500%, 9/1/52	1,250,024	1,212
4.500%, 2/1/53	1,040,559	1,008
5.000%, 12/1/41	84,586	85
5.000%, 2/1/55	90,480	90
5.000%, 6/1/55	17,042	17
5.500%, 7/1/53	377,980	381
5.500%, 8/1/53	457,918	464
5.500%, 11/1/53	539,512	544
5.500%, 10/1/54	89,291	91
5.500%, 4/1/55	648,537	655
5.500%, 7/1/55	370,857	374
6.000%, 9/1/34	694	1
6.000%, 2/1/35	12,429	13
6.000%, 9/1/35	4,233	4
6.000%, 10/1/54	557,315	571
6.000%, 12/1/54	186,702	190
6.000%, 2/1/55	59,662	61
6.000%, 5/1/55	253,834	259
6.000%, 8/1/55	2,036,930	2,080

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
6.500%, 9/1/54	50,146	52
6.500%, 6/1/55	505,877	524
7.000%, 3/1/39	19,278	20
7.500%, 6/1/38	16,463	17
Federal Home Loan Mortgage Corp., Series K753, Class A1 4.600%, 6/25/30	304,380	307
Federal National Mortgage Association
2.000%, 10/1/50	180,572	147
2.500%, 1/1/52	120,167	102
3.000%, 9/1/28	46,761	46
3.000%, 12/1/34	47,463	46
3.000%, 3/1/35	19,716	19
3.500%, 5/1/27	23,426	23
3.500%, 4/1/46	156,061	146
3.500%, 2/1/48	272,001	253
3.500%, 1/1/52	99,555	92
4.000%, 1/1/47	41,658	40
4.000%, 2/1/49	8,421	8
4.000%, 11/1/49	24,551	23
4.000%, 12/1/49	7,718	7
4.000%, 8/1/52	160,980	152
4.000%, 9/1/52	1,296,576	1,229
4.500%, 5/1/40	30,432	30
4.500%, 9/1/40	27,075	27
4.500%, 5/1/41	55,210	55
4.500%, 8/1/48	16,470	16
4.500%, 9/1/48	15,065	15
4.500%, 10/1/48	115,138	113
4.500%, 11/1/48	21,475	21
4.500%, 12/1/48	114,760	112
4.500%, 5/1/49	61,769	61
4.500%, 1/1/50	12,550	12
5.000%, 10/1/33	38,693	39
5.000%, 6/1/40	25,874	26
5.000%, 7/1/45	37,025	37
5.000%, 9/1/48	37,127	37
5.000%, 2/1/49	16,587	17
5.000%, 8/1/49	13,727	14
5.000%, 10/1/52	516,278	512
5.000%, 9/1/53	2,279,068	2,261
5.000%, 9/1/54	714,102	708
5.000%, 10/1/55	692,912	690
5.000%, 11/1/55	171,527	170
5.000%, 1/1/56	792,636	784
5.500%, 8/1/37	23,532	24
5.500%, 2/1/38	93,229	95
5.500%, 9/1/53	21,252	22
5.500%, 10/1/53	285,773	290
5.500%, 2/1/54	364,195	370
5.500%, 3/1/54	494,373	502
5.500%, 5/1/54	39,418	40
5.500%, 9/1/54	1,604,500	1,617
5.500%, 10/1/54	185,106	188
5.500%, 9/1/55	760,710	767
5.500%, 10/1/55	503,685	509
6.000%, 3/1/34	18,866	19
6.000%, 8/1/34	54,493	56
6.000%, 11/1/34	2,126	2
6.000%, 12/1/34	741	1

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
6.000%, 4/1/35	1,333	1
6.000%, 5/1/38	1,001	1
6.000%, 10/1/40	48,229	51
6.000%, 2/1/49	191,809	201
6.000%, 6/1/54	493,250	506
6.000%, 8/1/54	173,797	179
6.500%, 7/1/32	5,763	6
6.500%, 12/1/32	5,129	5
6.500%, 1/1/55	34,550	36
6.500%, 2/1/55	99,799	104
6.500%, 6/1/55	382,465	396
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	121,117	114
Flagstar Mortgage Trust, Series 2020-1INV, Class A11 4.643%, (US SOFR 1 Month plus 0.965%), 3/25/50 144A	80,804	78
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	17,135	16
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	14,877	14
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	6,473	6
Galton Funding Mortgage Trust, Series 2019-H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	241
Galton Funding Mortgage Trust, Series 2020-H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	243
GCAT Trust, Series 2020-NQM1, Class A3 3.554%, (AFC), 1/25/60 144A ∑	55,531	55
GCAT Trust, Series 2025-NQM1, Class A1 5.373%, (AFC), 11/25/69 144A ∑	250,604	251
GCAT Trust, Series 2026-NQM2, Class A1 5.524%, 2/25/71 144A	700,000	700
Government National Mortgage Association
3.000%, 9/20/47	367,434	332
3.500%, 12/20/42	2,372	2
3.500%, 9/20/43	32,291	31
3.500%, 8/20/44	61,423	58
3.500%, 10/20/46	418	–	π
3.500%, 11/20/46	24,954	23
3.500%, 1/20/47	27,462	26
3.500%, 7/20/52	852,113	788
4.000%, 3/20/48	39,881	38
4.000%, 4/20/50	182,327	172
4.000%, 10/20/50	115,717	110
4.000%, 9/20/52	156,432	148
4.500%, 7/20/41	130,318	129
5.000%, 3/20/34	107,404	108
5.000%, 1/20/48	20,214	20
5.000%, 2/20/48	101,274	103
5.500%, 6/20/37	28,175	29
5.500%, 2/20/49	107,065	110
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1 5.687%, (CSTR), 7/25/44 144A	686	1

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B 5.613%, (US SOFR 1 Month plus 1.941%), 5/15/37 144A	485,000	485
HOMES Trust, Series 2025-NQM2, Class A1 5.425%, (AFC), 2/25/70 144A ∑	222,557	223
HOMES Trust, Series 2025-NQM4, Class A1 5.220%, (AFC), 8/25/70 144A	209,856	210
HOMES Trust, Series 2026-AFC1, Class A1 4.846%, 2/25/61 144A	350,981	348
HOMES Trust, Series 2026-NQM2, Class A1 5.485%, 1/25/71 144A	520,000	520
Hudson Yards, Series 2025-SPRL, Class A 5.467%, (CSTR), 1/13/40 144A	345,000	353
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A 5.514%, (US SOFR 1 Month plus 1.842%), 9/15/41 144A	345,000	345
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A2 1.205%, (AFC), 6/25/56 144A	63,342	57
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	176,593	152
Imperial Fund Mortgage Trust, Series 2022-NQM4, Class A1 4.767%, (AFC), 6/25/67 144A ∑	560,561	559
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B 2.854%, (CSTR), 9/6/38 144A	390,000	387
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	52,595	47
JP Morgan Mortgage Trust, Series 2025-DSC1, Class A1 5.577%, (AFC), 9/25/65 144A	506,013	508
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1 5.195%, (AFC), 10/25/65 144A	238,173	238
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	332
MED Commercial Mortgage Trust, Series 2024-MOB, Class A 5.264%, (US SOFR 1 Month plus 1.592%), 5/15/41 144A	440,000	436
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	40,249	39
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	19,823	19
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	77,001	69
MFRA Trust, Series 2025-NQM4, Class A1F 4.862%, (US 30 Day Average SOFR plus 1.200%), (AFC), 8/25/70 144A	935,266	935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A1 4.609%, 8/15/58	59,599	60

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	104,091	94
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A2 5.603%, (AFC), 7/25/65 144A ∑	653,406	653
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1 5.085%, 10/25/65 144A	798,101	796
New Residential Mortgage Loan Trust, Series 2025-NQM7, Class A2 5.264%, (AFC), 10/26/65 144A ∑	129,127	128
New York Mortgage Loan Trust, Series 2026-INV1, Class A1 4.766%, 2/25/61 144A	214,258	213
New York Mortgage Loan Trust, Series 2026-INV2, Class A1 5.527%, 4/25/61 144A	260,000	260
NYC Commercial Mortgage Trust, Series 2025-28L, Class B 5.007%, (CSTR), 11/5/38 144A	215,000	215
OBX Trust, Series 2019-EXP2, Class 2A2 4.988%, (US SOFR 1 Month plus 1.315%), 7/25/59 144A	19,153	19
OBX Trust, Series 2019-EXP3, Class 2A1 4.693%, (US SOFR 1 Month plus 1.015%), (AFC), 10/25/59 144A	45,158	45
OBX Trust, Series 2020-EXP1, Class 2A1 4.543%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	94,048	92
OBX Trust, Series 2020-EXP1, Class 2A1B 4.543%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	464,052	456
OBX Trust, Series 2020-EXP1, Class 2A2 4.743%, (US SOFR 1 Month plus 1.065%), 2/25/60 144A	39,492	39
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	32,684	29
OBX Trust, Series 2020-EXP3, Class 2A1 4.693%, (US SOFR 1 Month plus 1.015%), 1/25/60 144A	128,049	128
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	31,396	28
OBX Trust, Series 2021-NQM1, Class A3 1.329%, (AFC), 2/25/66 144A	277,877	247
OBX Trust, Series 2025-NQM15, Class A1 5.143%, (AFC), 7/27/65 144A ∑	81,245	81
OBX Trust, Series 2025-NQM15, Class A1F 4.812%, (US 30 Day Average SOFR plus 1.150%), (AFC), 7/27/65 144A	142,178	142
OBX Trust, Series 2026-NQM5, Class A1 5.321%, 1/25/66 144A	760,000	760
PENN Commercial Mortgage Trust, Series 2025-P11, Class A 5.344%, (CSTR), 8/12/42 144A	480,000	488
ROCC Trust, Series 2024-CNTR, Class A 5.388%, 11/13/41 144A	450,000	457
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B 5.414%, (US SOFR 1 Month plus 1.741%), 5/15/39 144A	400,000	399

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	13,328	12
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	30,743	28
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	370	–	π
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A1A 5.100%, (AFC), 7/25/57 144A ∑	736,721	729
STACR Trust, Series 2021-DNA5, Class M2 5.312%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	49,883	50
STACR Trust, Series 2021-DNA7, Class M1 4.512%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	19,296	19
STACR Trust, Series 2021-DNA7, Class M2 5.462%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	376
STACR Trust, Series 2022-DNA2, Class M1B 6.062%, (US 30 Day Average SOFR plus 2.400%), 2/25/42 144A	95,000	96
STACR Trust, Series 2022-DNA5, Class M1A 6.612%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	206,372	209
STACR Trust, Series 2023-HQA3, Class A1 5.512%, (US 30 Day Average SOFR plus 1.850%), 11/25/43 144A	145,339	146
STACR Trust, Series 2024-HQA1, Class A1 4.912%, (US 30 Day Average SOFR plus 1.250%), 3/25/44 144A	636,920	638
STACR Trust, Series 2025-DNA1, Class A1 4.612%, (US 30 Day Average SOFR plus 0.950%), 1/25/45 144A	90,900	91
STACR Trust, Series 2025-DNA3, Class M1 4.762%, (US 30 Day Average SOFR plus 1.100%), 9/25/45 144A	283,255	283
STACR Trust, Series 2025-DNA4, Class A1 4.562%, (US 30 Day Average SOFR plus 0.900%), 10/25/45 144A	479,375	478
STACR Trust, Series 2025-DNA4, Class M1 4.762%, (US 30 Day Average SOFR plus 1.100%), 10/25/45 144A	174,813	175
STACR Trust, Series 2026-DNA1, Class M1 4.662%, (US 30 Day Average SOFR plus 1.000%), 2/25/56 144A	228,978	228
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	33,812	34
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	111,742	108
Starwood Mortgage Residential Trust, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	75,568	72
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	406,820	364

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 7/25/56 144A	65,453	59
Towd Point Mortgage Trust, Series 2018-1, Class A1 3.000%, (AFC), 1/28/58 144A	4,633	5
Towd Point Mortgage Trust, Series 2019-HY3, Class A2 5.093%, (US SOFR 1 Month plus 1.415%), (AFC), 10/25/59 144A	650,000	648
Towd Point Mortgage Trust, Series 2022-4, Class A1 3.750%, (AFC), 9/25/62 144A	609,811	580
Towd Point Mortgage Trust, Series 2024-2, Class A1B 4.859%, (AFC), 12/25/64 144A	182,006	184
Towd Point Mortgage Trust, Series 2026-1, Class A1B 4.318%, (AFC), 1/25/66 144A	587,082	581
TX Trust, Series 2024-HOU, Class B 5.763%, (US SOFR 1 Month plus 2.091%), 6/15/39 144A	535,000	535
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	50,804	46
Verus Securitization Trust, Series 2021-1, Class A2 1.052%, (AFC), 1/25/66 144A	70,509	64
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	41,476	38
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	97,928	90
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	31,237	30
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	13,995	14
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	74,458	71
Verus Securitization Trust, Series 2023-6, Class A2 6.939%, (AFC), 9/25/68 144A ∑	127,052	128
Verus Securitization Trust, Series 2023-7, Class A2 7.272%, (AFC), 10/25/68 144A ∑	162,509	164
Verus Securitization Trust, Series 2023-8, Class A2 6.664%, (AFC), 12/25/68 144A ∑	95,948	96
Verus Securitization Trust, Series 2025-3, Class A1 5.623%, (AFC), 5/25/70 144A ∑	182,215	184
Verus Securitization Trust, Series 2025-7, Class A1F 4.862%, (US 30 Day Average SOFR plus 1.200%), (AFC), 8/25/70 144A	415,201	415

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	15,963	16

Total		65,806

Total Structured Products (Cost: $134,657)		134,062

Short-Term Investments (2.1%)
Commercial Paper (2.1%)
Bunge, Ltd. Finance Corp. 2.000%, 4/21/26	200,000	200
Crown Castle, Inc. 0.000%, 4/9/26 144A	855,000	854
Edison International 0.000%, 4/27/26 144A	855,000	852
Harley-Davidson Financial Services, Inc. 0.000%, 4/17/26 144A	725,000	723
HCA, Inc.
0.000%, 5/12/26 144A	1,250,000	1,244
0.000%, 5/14/26 144A	860,000	855
0.000%, 5/18/26 144A	855,000	850
International Flavors & Fragrances, Inc. 0.000%, 4/30/26 144A	1,030,000	1,026
Stanley Black & Decker, Inc. 0.000%, 4/2/26 144A	860,000	860
Stellantis Financial Services US Corp. 0.000%, 5/29/26 144A	1,010,000	1,003

Total		8,467

Total Short-Term Investments (Cost: $8,469)		8,467

Total Investments (100.3%) (Cost: $402,254)@		401,582

Other Assets, Less Liabilities (-0.3%)		(1,321)

Net Assets (100.0%)		400,261

Short-Term Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	15,600	156	6/26	$16,876	$116	$(54)
Ten-Year US Treasury Note Future	Short	USD	9,600	96	6/26	10,661	136	(22)
Two-Year US Treasury Note Future	Long	USD	85,200	426	6/26	88,372	(663)	33
Ultra Long-Term US Treasury Bond Future	Short	USD	1,300	13	6/26	1,515	44	(3)
Ultra Ten-Year US Treasury Note Future	Short	USD	2,600	26	6/26	2,951	62	(8)

							$(305)	$(54)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$33	$33	$–	$(87)	$(87)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2026, the aggregate value of these securities was $7,053 (in thousands), representing 1.8% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026 the value of these securities (in thousands) was $157,978 representing 39.4% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
ß	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $402,254 and the net unrealized depreciation of investments based on that cost was $977 which is comprised of $1,829 aggregate gross unrealized appreciation and $2,806 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$177,237	$—
Governments	—	81,816	—
Structured Products	—	134,062	—
Short-Term Investments	—	8,467	—
Other Financial Instruments^
Futures	358	—	—

Total Assets:	$358	$401,582	$—

Liabilities:
Other Financial Instruments^
Futures	(663)	—	—

Total Liabilities:	$(663)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1